LONG-TERM DEBT (Details) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Borrowings [Roll Forward]
Balance	$ 7,959,680	$ 0
Loan advance		8,000,000
Transaction costs		(387,959)
Principal repaid	(1,991,378)
Interest paid	(563,298)	(436,944)
Accretion	911,959	784,583
Balance	6,316,963	7,959,680
Current portion	2,815,947	2,026,588
Long-term portion	$ 3,501,016	$ 5,933,092